Deferred tax - Other (Details) - GBP (£) £ in Millions				12 Months Ended
	Apr. 01, 2020	Apr. 01, 2017	Apr. 01, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Apr. 30, 2016
Deferred tax:
Deferred tax assets				£ 1,740	£ 1,803
Limit of offset of losses carried forward (as a percent)			50.00%				25.00%
UK corporation tax		19.00%	20.00%	19.25%	20.00%	20.25%
Banking surcharge rate				8.00%
Loss for the year				£ (1,415)	£ 5,248	£ 1,185
Deferred tax assets that have not been recognised				6,356	7,940	6,349
Tax losses and other temporary differences carried forward				30,049	33,376	27,483
Deferred tax liabilities that have not been recognised				255	258	£ 256
Forecast
Deferred tax:
UK corporation tax	17.00%
within 5 years
Deferred tax:
Deferred tax assets				4,335
After 5 years
Deferred tax:
Deferred tax assets				7,208
The Royal Bank of Scotland plc
Deferred tax:
Tax losses not recognised				10,247
Tax losses carried forward				700
National Westminster Bank Plc
Deferred tax:
Reduction in annual profits that would extend the recovery of deferred tax assets				120
Tax losses carried forward				3,092
Ireland | Ulster Bank
Deferred tax:
Loss for the year				2,071
Tax losses carried forward				8,596
Total losses carried forward
Deferred tax:
Deferred tax assets				939	1,050
Total losses carried forward | UK
Deferred tax:
Deferred tax assets				680	801
Total losses carried forward | UK | The Royal Bank of Scotland plc
Deferred tax:
Deferred tax assets				125	182
Total losses carried forward | UK | National Westminster Bank Plc
Deferred tax:
Deferred tax assets				541	605
Total losses carried forward | UK | Ulster Bank
Deferred tax:
Deferred tax assets				14	14
Total losses carried forward | Ireland | Ulster Bank
Deferred tax:
Deferred tax assets				£ 259	£ 249